COLT 2024-2 Mortgage Loan Trust ABS-15G

Exhibit 99.49

Loan ID	Dummy ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX	4350105443			0731-001	Calculated DSCR	diligenceFinalLookPage	0	1.25	Rental income $XXXX / PITI $XXXX. Loan is not a DSCR.
XXXX	4350105443			0731-001	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	8.56	6.83	Audit reflects more conservative income based on documents in the loan file.
XXXX	4350105443			0731-001	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	42.53	42.82	Audit reflects difference in qualifying P & I than the approval.